Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary Of Major Commitments With Local Financial Institutions
As at December 31, 2020, major commitments with local financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency	Limit	Used amount
Bank overdraft	Kookmin Bank and others	KRW	1,502,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	KRW	37,700	2,714
Insurance for Economic Cooperation project	Export-Import Bank of Korea	KRW	3,240	1,732
Collateralized loan on electronic accounts receivable-trade	Kookmin Bank and others	KRW	522,849	23,475
Plus electronic notes payable	Industrial Bank of Korea	KRW	50,000	331
Loans for working capital	Korea Development Bank and others	KRW	243,593	152,243
Facility loans	Shinhan Bank and others	KRW	100,123	55
	Kookmin Bank and others	USD	212,000	48,855
Derivatives transaction limit	Korea Development Bank	KRW	100,000	22,027
	Woori Bank and others	USD	69,054	44,616

Total		KRW	2,559,505	202,577
		USD	281,054	93,471

Summary of Guarantees Received from Financial Institutions
As at December 31, 2020, guarantees received from financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency	Limit
Performance guarantee	Seoul Guarantee Insurance and others	KRW	208,386
Performance guarantee	Korea Development Bank and others	USD	8,569
Guarantee for import letters of credit	Industrial Bank of Korea and others	USD	5,000
Guarantee for payment in won currency	Shinhan Bank and others	KRW	70,962
Refund guarantee for advances received	Korea Development Bank	USD	8,536
Guarantee for payment in foreign currency	KEB Hana Bank and others	USD	40,840
Comprehensive credit line	KEB Hana Bank and others	KRW	41,100
Comprehensive credit line	KEB Hana Bank and others	USD	8,700
Bid guarantee	KEB Hana Bank	USD	400
Bid guarantee	Korea Software Financial Cooperative and others	KRW	80,246
Performance guarantee /warranty guarantee		KRW	393,019
Guarantee for advance payments/others		KRW	388,656
Warranty guarantee	Seoul Guarantee Insurance	KRW	1,305
Performance guarantee		KRW	9,690
Guarantees for licensing		KRW	7,748
Guarantees for depositions		KRW	3,792
Merchant business guarantee insurance		KRW	237

Total		KRW	1,205,141
		USD	72,045

Summary Of Guarantees Provided By The Group For Third Parties
As at December 31, 2020, guarantees provided by the Group to a third party, are as follows:

(In millions of Korean won)	Subject to payment guarantees	Creditor	Limit	Used amount	Period
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.) 1	Gasan Solar Power Plant Inc.	Shinhan Bank	4,700	1,371	Jan. 08, 2025
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.) 1	SPP Inc.	Suhyup Bank	3,250	932	Feb. 16, 2024
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.) 1	Korea Cell Inc.	Suhyup Bank	3,250	880	Feb. 16, 2024
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.) 1	San-Ya Agricultural Association Corporation	Suhyup Bank	3,250	888	Feb. 16, 2024
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.) 1	Ciocanesti Korea Co., Ltd.	NH Investment & Securities Co.,Ltd.	7,600	7,600	Jun. 8, 2017
KT Hitel Co., Ltd.	Shinhan Bank	Cash payers	700	—	Apr. 17, 2020 ~ Apr. 16, 2021
Nasmedia Co., Ltd.	Stockholders Association Members	Korea Securities Finance Corp	5,654	2,735	—

1
According to the above payment guarantee, KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.), a subsidiary of the Group, will have an obligation of repayment if the principal borrower does not repay the borrowing.